GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 26 — GENERAL AND ADMINISTRATIVE EXPENSES

General and administrative expenses for the years ended December 31, 2023 and 2022 include the following:

	Years Ended December 31,
	2023	2022	2021
Salaries, wages, bonuses, and other benefits	$10,637,715	$8,909,585	$4,197,397
Professional and consulting fees	6,334,152	2,284,436	660,117
Marketing	2,844,825	1,917,377	73,277
Insurance	1,337,151	713,481
Other	1,422,394	846,112	1,151,991
Provision for doubtful debts	2,821,611	1,509,486	(39,108)
Stock-based compensation	532,466	1,308,784	293,837
Utilities	914,546	952,056	142,019
Travel	980,317	851,139	13,356
Development charges	879,438	847,068	456,180
Rent expense	401,307	351,730	250,994
Repairs and maintenance	399,605	304,938	11,144
Athletic program expenses	398,896	277,602	-
	$29,904,423	$21,073,794	$7,211,204